NATIONWIDE VARIABLE INSURANCE TRUST
NVIT Allspring Discovery Fund (formerly, NVIT Wells Fargo Discovery Fund)
NVIT AQR Large Cap Defensive Style Fund
NVIT BlackRock Equity Dividend Fund
NVIT BNY Mellon Dynamic U.S. Core Fund (formerly, NVIT Mellon Dynamic U.S. Core Fund)
NVIT BNY Mellon Dynamic U.S. Equity Income Fund (formerly, NVIT Mellon Dynamic U.S. Equity Income Fund)
NVIT BNY Mellon Sustainable U.S. Equity Fund (formerly, NVIT Newton Sustainable U.S. Equity Fund)
NVIT Columbia Overseas Value Fund
NVIT Emerging Markets Fund
NVIT International Equity Fund
NVIT Jacobs Levy Large Cap Growth Fund
NVIT Multi-Manager Mid Cap Value Fund
NVIT Multi-Manager Small Cap Growth Fund
NVIT Multi-Manager Small Cap Value Fund
NVIT Multi-Manager Small Company Fund
NVIT Neuberger Berman Multi Cap Opportunities Fund
NVIT NS Partners International Focused Growth Fund (formerly, NVIT AllianzGI International Growth Fund)
NVIT Real Estate Fund

Supplement dated August 29, 2022
to the Prospectus dated May 2, 2022

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

NVIT BNY Mellon Dynamic U.S. Core Fund (formerly, NVIT Mellon Dynamic U.S. Core Fund) and NVIT BNY Mellon Dynamic U.S. Equity Income Fund (formerly, NVIT Mellon Dynamic U.S. Equity Income Fund)

Effective September 15, 2022, the Prospectus is amended as follows:

1.	The table under the heading “Portfolio Management - Portfolio Managers” on page 21 of the Prospectus is deleted in its entirety and replaced with the following:

Portfolio Manager	Title	Length of Service with Fund
James H. Stavena	Head of Portfolio Management, Multi-Asset Solutions	Since 2018
Dimitri Curtil	Global Head of Multi-Asset Solutions	Since 2020
Torrey K. Zaches, CFA	Portfolio Manager, Multi-Asset Solutions	Since 2020

2.	The table under the heading “Portfolio Management - Portfolio Manager” on page 27 of the Prospectus is deleted in its entirety and replaced with the following:

Portfolio Manager	Title	Length of Service with Fund
John C. Bailer, CFA	Deputy Head of Equity Income, Portfolio Manager	Since 2020
Brian C. Ferguson	Portfolio Manager, Equity Income Team	Since 2020
David S. Intoppa	Research Analyst, Equity Research Team	Since 2020
James H. Stavena	Head of Portfolio Management, Multi-Asset Solutions	Since 2020

3.	The information under the heading “NVIT BNY Mellon Dynamic U.S. Core Fund” on page 120 of the Prospectus is deleted in its entirety and replaced with the following:

James H. Stavena, Dimitri Curtil and Torrey K. Zaches, CFA are jointly and primarily responsible for the day-to-day management of the Fund.

Mr. Stavena is the head of the multi-asset solutions portfolio management team. Mr. Stavena joined Newton US in 1998.

Mr. Curtil is the global head of the multi-asset team. Mr. Curtil joined Newton US in 2006.

Mr. Zaches is a portfolio manager. Mr. Zaches joined Newton US in 1998.

4.	The information under the heading “NVIT BNY Mellon Dynamic U.S. Equity Income Fund” on page 120 of the Prospectus is deleted in its entirety and replaced with the following:

John C Bailer, CFA, Brian C. Ferguson, David S. Intoppa and James H. Stavena are jointly and primarily responsible for the day-to-day management of the Fund.

Mr. Bailer is a portfolio manager at Newton US.  He has been employed by Newton US since 1992.

Mr. Ferguson is a portfolio manager at Newton US.  He has been employed by Newton US since 1997.

Mr. Intoppa is a research analyst at Newton US.  He has been employed by Newton US since 2006.

Mr. Stavena is head of the multi-asset solutions portfolio management team. Mr. Stavena joined Newton US in 1998.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE